RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 11, 2024	Feb. 13, 2023	Feb. 07, 2023	Jan. 31, 2023	Jul. 31, 2019	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 13, 2022
Related Party Transaction [Line Items]
Accrue interest percentage						11.95%		7.50%	12.00%
Promissory note principle								$ 160,000	$ 181,000
Common stock par value						$ 0.086		$ 0.086	$ 0.086
Agreed to payment						$ 898,808	$ 526,119	$ 661,253	$ 1,045,164
Other expenses								1,376,000
Earn out balance									159,867	$ 2,709,478
Employee [Member] | Purchase Agreement [Member]
Related Party Transaction [Line Items]
Accrue interest percentage	10.00%
Agreed to payment	$ 11,000
Earn out balance	423,107
Earn out owned amount	$ 846,214
Barra & Associates, LLC [Member]
Related Party Transaction [Line Items]
Other expenses								64,069	145,344
Deferred purchase price				$ 1,375,000
Accrue interest rate percentage				1.50%
Loans payables, current								241,707	233,504
Loans payables, related parties								2,922	247,055
Related Party [Member]
Related Party Transaction [Line Items]
Loans payables, current						571,658		453,177	454,953
Loans payables, related parties								428,052	897,529
Related Party [Member] | Purchase Agreement [Member]
Related Party Transaction [Line Items]
Loans payables, current								208,358	195,741
Loans payables, related parties								425,130	650,473
Accrued interest								73,274	0
YES Americana Group LLC [Member]
Related Party Transaction [Line Items]
Promissory note principle			$ 1,845,000								$ 1,500,000
Accruing monthly interest percentage											5.00%
Debt instrument description		On February 13, 2023, Americana effectuated a conversion of $645,000 of the Note into 3,926 shares of the Company’s common stock, $0.086 par value per share, in accordance with the terms of the Amendment. In addition, throughout 2023 the Company repaid principal to Americana of $693,145. As of December 31, 2024, and December 31, 2023, respectively, the balance owed to Americana was $0, reclassified and recorded in the convertible debt, related parties, less current portion account in the consolidated balance sheets. Interest expense for the year ended December 31, 2024, and December 31, 2023 respectively, was $0 and $5,334, recorded to interest expense, related parties in the consolidated statements of operations	On February 7, 2023 , the Company and Americana entered into an amendment to the Note pursuant to which (i) the principal amount of the Note was increased to $1,845,000, (ii) the maturity date of the Note was amended to January 15, 2026, (iii) the interest rate under the Note shall not increase after the maturity date, and (iv) the Note can be converted at any time, at the option of Americana, into shares of the Company’s common stock, par value $0.086 per share at an agreed upon conversion price.
Common stock par value		$ 0.086	$ 0.086
Conversion of stock		$ 645,000
Conversion of stock shares		3,926
Agreed to payment									693,145
Repayment of related party owed								0	0
Other expenses								$ 0	$ 5,334
YES Americana Group LLC [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Ownership percentage								0.40%	5.52%
YES Americana Group LLC [Member] | Employee [Member]
Related Party Transaction [Line Items]
Due to related party					$ 200,000
Debt instrument unmortized discount					$ 27,673
Accrue interest percentage					7.50%
Monthly payment					$ 4,167
Current portion of loans payables, related parties								$ 0	$ 29,167
Non-current portion of loans payables, related parties								0	0
Interest expense, related parties								$ 3,458	$ 5,189